Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	12.20%	15.50%	13.30%	14.80%
Recognition of recoveries due to Ukraine conflict			$ 146
Income tax benefit from reversal of Pillar 2 provision			$ 41
Deduction, amount				$ 8
Forecast
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate					15.50%